                                               SUPPLEMENT DATED OCTOBER 26, 1995
                                                 TO PROSPECTUS DATED MAY 1, 1995

The following information supplements the Prospectus dated May 1, 1995 for Travelers Fund BD for Variable Annuities.

Effective October 2, 1995, AIM CAPITAL APPRECIATION PORTFOLIO, a new series of the Smith Barney/Travelers Series Fund, Inc., became available under Fund BD.

INVESTMENT OBJECTIVE AND POLICIES
---------------------------------
The investment objective of the AIM Capital Appreciation Portfolio is to seek capital appreciation by investing principally in common stock, with emphasis on medium-sized and smaller emerging growth companies. The portfolio's investment adviser is Smith Barney Mutual Funds Management Inc., the sub-adviser is AIM Capital Management, Inc.

FEE TABLE INFORMATION
---------------------
Management Fee         0.80%*
Other Expenses         0.20%**
                      -------
Total Fund Expenses    1.00%

EXAMPLE***
Assuming a 5% annual return on assets, a $1000 investment allocated to the AIM Capital Appreciation Portfolio would be subject to the following expenses:

If the contract is             If the contract is not surrendered or is
surrendered or if certain      annuitized at the end of the period shown:
income options are
elected at the end of the
period shown:****

STANDARD DEATH BENEFIT
1 year:         $ 83         1 year:          $23
3 year:         $130         3 year:          $70

ENHANCED DEATH BENEFIT

1 year:         $ 86         1 year:          $26
3 year:         $139         3 year:          $79

* This amount is an annual charge, calculated as a percentage of the average daily net assets of the portfolio, paid monthly.

** This amount is an estimate, since the portfolio commenced operations in September, 1995.

*** The Example reflects the $30 Annual Contract Administrative Charge as an annual charge of 0.075% of assets based on an anticipated average account value of $40,000.

**** The Contingent Deferred Sales Charge is waived if an annuity payout has begun or if an income option of at least five years' duration is begun after the first Contract Year (see "Charges and Deductions - Contingent Deferred Sales Charge," page 12).



L12544-A                                                           TIC Ed 10/95